VESSELS AND EQUIPMENT, NET - SCHEDULE OF VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Abstract]
Cost	$ 2,263,166	$ 1,952,390
Accumulated depreciation	(532,518)	(451,220)
Net book value	$ 1,730,648	$ 1,501,170
Property, Plant and Equipment
Number of owned shipping vessels | vessel	10	9
Depreciation and amortization expense	$ 81,900	$ 72,600	$ 55,100
Vessels and equipment costs	2,263,166	1,952,390
Accumulated depreciation on vessels and equipment	532,518	451,220
Vessels and equipment pledged as collateral	1,730,600	1,501,200
Drydocking
Property, Plant and Equipment [Abstract]
Cost	93,400	72,600
Accumulated depreciation	(43,900)	(27,900)
Property, Plant and Equipment
Vessels and equipment costs	93,400	72,600
Accumulated depreciation on vessels and equipment	43,900	27,900
Mooring Equipment
Property, Plant and Equipment [Abstract]
Cost	37,800	38,100
Accumulated depreciation	(13,100)	(9,600)
Property, Plant and Equipment
Vessels and equipment costs	37,800	38,100
Accumulated depreciation on vessels and equipment	$ 13,100	$ 9,600